PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consist of the following:

	December 31,	December 31,
	2022	2021
Buildings, including buildings held for lease	4,321,283	3,586,192
Facilities attached to buildings	340,375	134,577
Machinery and equipment	16,637	2,478
Vehicles	24,377	23,437
Tools, furniture and fixture	181,463	176,012
Land	5,813,137	4,783,695
Software	141,023	104,256
Subtotal	10,838,295	8,810,647
Less: accumulated depreciation	(607,238)	(456,016)
Property, plant and equipment, net	10,231,057	8,354,631